United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Stock and Bond Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 2/29/08

Item 1.                      Schedule of Investments

Federated Stock and Bond Fund, Inc.

Portfolio of Investments

February 29, 2008 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—44.6%
		Consumer Discretionary--4.3%
99,300		American Eagle Outfitters, Inc.	$2,122,041
63,900		Carnival Corp.	2,514,465
41,600	[1]	Dick's Sporting Goods, Inc.	1,147,328
111,600		Mattel, Inc.	2,156,112
22,150		McDonald's Corp.	1,198,537
60,700		TJX Cos., Inc.	1,942,400
		TOTAL	11,080,883
		Consumer Staples--7.4%
21,400		Altria Group, Inc.	1,565,196
44,300		Anheuser-Busch Cos., Inc.	2,086,087
43,100		Coca-Cola Co.	2,519,626
18,800		Colgate-Palmolive Co.	1,430,492
47,000		Kellogg Co.	2,383,840
46,900		Procter & Gamble Co.	3,103,842
78,961		Unilever N.V., ADR	2,455,687
70,000		Wal-Mart Stores, Inc.	3,471,300
		TOTAL	19,016,070
		Energy--6.4%
39,100		Apache Corp.	4,485,161
54,900		Exxon Mobil Corp.	4,776,849
22	[1]	NRG Energy, Inc.	908
92,500	[1]	Nabors Industries Ltd.	2,916,525
10,500		Valero Energy Corp.	606,585
58,925		XTO Energy, Inc.	3,636,262
		TOTAL	16,422,290
		Financials—5.3%
95,500		Annaly Mortgage Management, Inc.	1,975,895
29,400		Bank of America Corp.	1,168,356
4,400		Goldman Sachs Group, Inc.	746,372
24,100		Hartford Financial Services Group, Inc.	1,684,590
90,100		J.P. Morgan Chase & Co.	3,662,565
40,800		The Bank of New York Mellon Corp.	1,789,896
75,200		U.S. Bancorp	2,407,904
		TOTAL	13,435,578
		Health Care--5.5%
34,800		Abbott Laboratories	1,863,540
30,200		Becton, Dickinson & Co.	2,730,684
47,300		Cardinal Health, Inc.	2,797,322
27,800		Covidien Ltd.	1,189,562
22,900	[1]	Genentech, Inc.	1,734,675
18,900		Johnson & Johnson	1,171,044
24,700		Lilly (Eli) & Co.	1,235,494
22,600		Merck & Co., Inc.	1,001,180
42,100	[1]	Mylan Laboratories, Inc.	498,464
		TOTAL	14,221,965
		Industrials--5.6%
14,100	[1]	First Solar, Inc.	2,893,320
86,300		General Electric Co.	2,859,982
24,300		Lockheed Martin Corp.	2,507,760
39,500		Norfolk Southern Corp.	2,089,155
62,700		Raytheon Co.	4,065,468
		TOTAL	14,415,685
		Information Technology--4.9%
9,300	[1]	Apple, Inc.	1,162,686
63,900		Applied Materials, Inc.	1,224,963
51,700	[1]	Cisco Systems, Inc.	1,259,929
38,900		Hewlett-Packard Co.	1,858,253
62,600		Intel Corp.	1,248,870
143,600		Microsoft Corp.	3,908,792
100,900	[1]	Oracle Corp.	1,896,920
		TOTAL	12,560,413
		Materials--2.1%
18,300		Alcoa, Inc.	679,662
21,200		Freeport-McMoRan Copper & Gold, Inc.	2,138,232
5,700		Rio Tinto PLC, ADR	2,590,365
		TOTAL	5,408,259
		Telecommunication Services--0.9%
38,400		America Movil S.A.B. de C.V., ADR, Class L	2,321,664
		Utilities--2.2%
10,600		Entergy Corp.	1,089,044
35,900		FirstEnergy Corp.	2,426,481
51,500		Progress Energy, Inc.	2,158,365
		TOTAL	5,673,890
		TOTAL COMMON STOCKS (IDENTIFIED COST $107,204,970)	114,556,697
		ASSET-BACKED SECURITIES--1.4%
$53,605	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.26%, 02/15/2029	45,564
800,000		Banc of America Commercial Mortgage, Inc. 2007-1 A2, 5.381%, 1/15/2049	776,762
32,262		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6 1A3, 3.34%, 5/25/2026	31,934
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	773,670
900,000		Credit Suisse Mortgage Capital Certificate 2006-C4 AAB, 5.439%, 9/15/2039	879,961
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.331%, 03/12/2051	387,051
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	377,846
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	295,680
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,719,212)	3,568,468
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.7%
550,000		CS First Boston Mortgage Securities Corp. 2005-C6 A2FX, 5.207%, 12/15/2040	541,547
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	780,851
250,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19 A2, 5.815%, 2/12/2049	245,013
7,015	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.549%, 1/28/2027	4,560
318,317		Wells Fargo Mortgage Backed Securities Trust Series 2003-18, Class A1, 5.50%, 12/25/2033	312,228
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,942,980)	1,884,199
		CORPORATE BONDS--6.1%
		Basic Industry - Chemicals--0.1%
40,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 01/15/2013	42,044
50,000		RPM International, Inc., 6.50%, 02/15/2018	50,520
35,000		Rohm & Haas Co., 6.00%, 09/15/2017	35,693
		TOTAL	128,257
		Basic Industry - Metals & Mining--0.2%
80,000		Alcan, Inc., 5.00%, 6/01/2015	80,540
70,000		Alcoa, Inc., Note, 5.55%, 02/01/2017	67,859
50,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	51,447
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	97,023
100,000	[2,3]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	100,978
		TOTAL	397,847
		Basic Industry - Paper--0.1%
200,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	207,114
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	20,250
100,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	95,012
		TOTAL	322,376
		Capital Goods - Aerospace & Defense--0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.20%, 08/15/2015	50,160
100,000		Raytheon Co., Unsecd. Note, 5.375%, 04/01/2013	106,528
		TOTAL	156,688
		Capital Goods - Diversified Manufacturing--0.2%
250,000		General Electric Co., Note, 5.00%, 2/01/2013	261,535
140,000	[2,3]	Hutchison Whampoa Ltd., 6.50%, 02/13/2013	148,427
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 02/15/2067	78,645
		TOTAL	488,607
		Capital Goods - Environmental--0.0%
100,000		Waste Management, Inc., 7.375%, 08/01/2010	107,174
		Capital Goods - Packaging--0.0%
40,000		Pactiv Corp., 6.40%, 1/15/2018	40,973
		Communications - Media & Cable--0.2%
75,000		AT&T Broadband, Company Guarantee, 8.375%, 3/15/2013	84,353
100,000		Comcast Corp., 7.05%, 03/15/2033	103,155
100,000		Comcast Corp., Company Guarantee, 6.50%, 01/15/2017	104,376
110,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 01/15/2010	111,235
50,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	49,504
		TOTAL	452,623
		Communications - Telecom Wireless--0.2%
75,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/01/2011	82,999
130,000		AT&T Wireless Services, Inc., 8.75%, 03/01/2031	164,825
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	89,793
20,000		Vodafone Group PLC, 5.350%, 02/27/2012	20,463
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	89,852
		TOTAL	447,932
		Communications - Telecom Wirelines--0.1%
30,000		Embarq Corp., 6.738%, 06/01/2013	30,942
40,000		Telefonica SA, Company Guarantee, 7.045%, 06/20/2036	43,975
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	104,234
		TOTAL	179,151
		Consumer Cyclical - Automotive--0.1%
100,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 06/15/2010	102,707
70,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	74,736
60,000		General Motors Acceptance Corp., 8.00%, 11/01/2031	45,460
25,000		General Motors Acceptance, Note, 5.125%, 5/09/2008	24,802
130,000	[2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	136,121
		TOTAL	383,826
		Consumer Cyclical - Entertainment--0.1%
20,000		International Speedway Corp., 4.20%, 4/15/2009	20,099
80,000		International Speedway Corp., 5.40%, 04/15/2014	81,047
75,000		Time Warner, Inc., 5.50%, 11/15/2011	76,146
100,000		Walt Disney Co., Note, 5.70%, 07/15/2011	106,644
		TOTAL	283,936
		Consumer Cyclical - Lodging--0.0%
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/01/2016	46,781
		Consumer Cyclical - Retailers--0.1%
212,080	[2,3]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	200,897
60,000		Costco Wholesale Corp., 5.30%, 03/15/2012	63,674
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	19,046
70,000		Target Corp., Note, 5.875%, 07/15/2016	73,223
		TOTAL	356,840
		Consumer Non-Cyclical Food/Beverage--0.2%
90,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 03/01/2017	94,888
70,000		Bottling Group LLC, Note, 5.50%, 04/01/2016	73,208
60,000		General Mills, Inc., Note, 5.70%, 02/15/2017	60,800
125,000		Kraft Foods, Inc., Note, 5.25%, 10/01/2013	127,762
50,000		PepsiCo, Inc., 4.65%, 02/15/2013	52,430
90,000	[2,3]	SABMiller PLC, Note, 6.20%, 07/01/2011	95,515
		TOTAL	504,603
		Consumer Non-Cyclical Health Care--0.1%
60,000		Medtronic, Inc., Note, Series B, 4.375%, 09/15/2010	61,910
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 07/01/2017	78,106
50,000		UnitedHealth Group, Inc., Bond, 6.00%, 02/15/2018	50,904
		TOTAL	190,920
		Consumer Non-Cyclical Pharmaceuticals--0.1%
40,000		Abbott Laboratories, 5.15%, 11/30/2012	42,702
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	101,248
110,000		Lilly (Eli) & Co., Bond, 5.20%, 03/15/2017	113,865
		TOTAL	257,815
		Consumer Non-Cyclical Supermarkets--0.0%
50,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 02/12/2013	50,880
		Energy - Independent--0.2%
120,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 09/15/2016	124,585
120,000		Canadian Natural Resources Ltd., 4.90%, 12/01/2014	118,513
25,000		Pemex Project Funding Master, 5.75%, 12/15/2015	25,666
73,720	[2,3]	Ras Laffan Liquified Nat, 3.437%, 9/15/2009	75,216
25,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 08/01/2017	26,974
20,000		XTO Energy, Inc., 6.75%, 08/01/2037	21,409
		TOTAL	392,363
		Energy - Integrated--0.3%
60,000		Conoco, Inc., Sr. Note, 6.95%, 4/15/2029	68,645
100,000		ConocoPhillips Australia Funding Co., 5.500%, 04/15/2013	107,335
500,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	509,004
35,000		Petro-Canada, Deb., 7.00%, 11/15/2028	36,381
77,780	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	81,177
100,000	[2,3]	Statoil ASA, 5.125%, 04/30/2014	102,509
		TOTAL	905,051
		Energy - Oil Field Services--0.1%
70,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	70,165
50,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	58,866
		TOTAL	129,031
		Financial Institution - Banking--1.3%
100,000		Bank of America Corp., Sub. Note, 7.40%, 1/15/2011	108,636
100,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	91,193
120,000		Capital One Capital IV, 6.745%, 02/17/2037	82,415
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	80,576
100,000		Corp Andina De Fomento, Bond, 7.375%, 01/18/2011	110,300
100,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.500%, 08/16/2011	105,432
200,000		First Union Institutional, Bond, 8.04%, 12/1/2026	205,789
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	92,096
160,000		HSBC Finance Corp., 4.75%, 04/15/2010	161,069
200,000		HSBC Finance Corp., 5.00%, 06/30/2015	194,072
60,000		HSBC USA, Inc., Sub. Note, 6.625%, 3/01/2009	61,418
75,000		Household Finance Corp., Unsecd. Note, 4.75%, 7/15/2013	72,581
250,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	252,854
250,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 03/15/2010	255,694
100,000		Northern Trust Corp., Sr. Note, 5.30%, 08/29/2011	104,939
100,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	104,826
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	15,110
70,000		Popular North America, Inc., 5.65%, 04/15/2009	70,259
477,778	[2,3]	Regional Diversified Funding, 9.25%, 3/15/2030	543,696
100,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 09/01/2010	97,929
100,000		U.S. Bank, N.A., 6.30%, 2/04/2014	108,163
100,000		Wachovia Bank N.A., Sub. Note, 4.875%, 02/01/2015	99,164
140,000		Wachovia Corp., 5.750%, 02/01/2018	141,066
200,000		Washington Mutual Bank, 5.125%, 01/15/2015	174,140
100,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	92,608
		TOTAL	3,426,025
		Financial Institution - Brokerage--0.5%
190,000		Amvescap, Note, 4.50%, 12/15/2009	191,852
220,000		Blackrock, Inc., 6.25%, 9/15/2017	230,483
40,000		Eaton Vance Corp., 6.50%, 10/02/2017	42,418
100,000	[2,3]	FMR Corp., 4.75%, 03/01/2013	101,327
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	47,546
100,000		Goldman Sachs Group, Inc., 6.60%, 01/15/2012	108,445
25,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 06/15/2012	26,141
30,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 06/15/2017	31,697
60,000		Lehman Brothers Holdings, Note, 4.80%, 3/13/2014	57,442
60,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 07/19/2017	59,806
60,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 07/17/2037	55,635
30,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 08/15/2012	31,420
100,000		Morgan Stanley Group, Inc., 5.30%, 03/01/2013	103,988
75,000		Morgan Stanley, Note, 3.875%, 01/15/2009	75,398
30,000		Nuveen Investments, 5.00%, 9/15/2010	26,850
30,000		Nuveen Investments, 5.50%, 09/15/2015	19,050
		TOTAL	1,209,498
		Financial Institution - Finance Noncaptive--0.2%
100,000		American International Group, Inc., Sr. Note, 4.70%, 10/01/2010	101,818
100,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 01/15/2015	103,413
80,000	[2,3]	Capmark Financial Group, Inc., Note, 6.30%, 05/10/2017	52,431
75,000		General Electric Capital, Note, 6.125%, 2/22/2011	80,420
30,000		General Electric Capital Corp., Note, Series MTN, 6.75%, 03/15/2032	32,170
30,000		Heller Financial, Inc., Note, 7.375%, 11/01/2009	32,202
80,000		International Lease Finance Corp., 4.875%, 09/01/2010	81,822
		TOTAL	484,276
		Financial Institution - Insurance - Life--0.5%
100,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	112,531
300,000	[2,3]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	311,440
40,000		Prudential Financial, Inc., 6.625%, 12/01/2037	39,387
750,000	[2,3]	Union Central Life Ins Co, Note, 8.20%, 11/1/2026	835,417
		TOTAL	1,298,775
		Financial Institution - Insurance - P&C--0.1%
80,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 02/15/2017	80,284
80,000		CNA Financial Corp., 6.50%, 08/15/2016	81,522
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	54,237
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	99,770
10,000		The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/01/2015	10,094
		TOTAL	325,907
		Financial Institution - REITs--0.1%
40,000		Equity One, Inc., Bond, 6.00%, 09/15/2017	36,605
40,000		Liberty Property LP, 6.625%, 10/01/2017	38,843
45,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	45,550
120,000		Prologis, Sr. Note, 5.50%, 04/01/2012	120,213
50,000		Simon Property Group, Inc., 6.35%, 08/28/2012	51,663
60,000		Simon Property Group, Inc, Note, 7.75%, 1/20/2011	63,944
		TOTAL	356,818
		Foreign-Local-Gov’t--0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	60,912
		Municipal Services--0.1%
140,000	[2,3]	Army Hawaii Family Housing , 5.524%, 6/15/2050	123,651
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	89,395
		TOTAL	213,046
		Sovereign--0.0%
30,000		Mexico, Government of, Series MTNA, 6.75%, 9/27/2034	33,135
		Technology--0.2%
50,000		Cisco Systems, Inc., Note, 5.25%, 02/22/2011	52,525
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	20,797
40,000		Dell Computer Corp., Deb., 7.10%, 04/15/2028	42,956
60,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 03/15/2011	62,373
80,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	84,422
50,000		Harris Corp., 5.95%, 12/01/2017	51,417
50,000		Hewlett-Packard Co., Note, 5.40%, 03/01/2017	51,518
100,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 01/15/2011	103,688
		TOTAL	469,696
		Transportation - Airlines--0.0%
100,000		Southwest Airlines Co., Deb., 7.375%, 03/01/2027	101,424
		Transportation - Railroads--0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	98,373
50,000		Norfolk Southern Corp., Note, 6.750%, 02/15/2011	54,125
50,000		Union Pacific Corp., 4.875%, 01/15/2015	49,356
45,000		Union Pacific Corp., Bond, 6.625%, 2/01/2029	46,126
		TOTAL	247,980
		Transportation - Services--0.0%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	69,320
		Utility - Electric--0.3%
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	43,885
40,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 09/15/2016	41,801
100,000		Duke Capital Corp., Sr. Note, 6.25%, 02/15/2013	106,244
100,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	106,977
110,000	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	113,960
120,000		MidAmerican Energy Co., 4.65%, 10/01/2014	120,007
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	54,786
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	83,848
		TOTAL	671,508
		Utility - Natural Gas Distributor--0.1%
210,000		Atmos Energy Corp., 4.000%, 10/15/2009	211,641
		Utility - Natural Gas Pipelines--0.1%
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 03/15/2035	88,022
60,000		Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011	64,131
		TOTAL	152,153
		TOTAL CORPORATE BONDS (IDENTIFIED COST $15,524,866)	15,555,788
		CORPORATE NOTES—0.0%
125,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010 (IDENTIFIED COST $124,976)	126,794
		GOVERNMENT AGENCIES--1.4%
2,800,000	[4]	Federal Home Loan Mortgage Corp., 4.625%, 10/25/2012	2,967,685
415,000		Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	486,999
100,000		Federal National Mortgage Association, 4.500%, 6/1/2010	104,590
40,000		Federal National Mortgage Association, 7.125%, 1/15/2030	51,333
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $3,441,319)	3,610,607
		GOVERNMENTS/AGENCIES--0.0%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $76,925)	83,149
		MORTGAGE-BACKED SECURITIES--0.7%
51,934		Federal Home Loan Mortgage Corp. Pool A19963, 5.500%, 3/1/2034	52,413
12,464		Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	13,367
9,780		Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	10,636
25,169		Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	26,348
22,324		Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	23,370
8,999		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	9,421
35,967		Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	36,934
101,977		Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	103,589
18,690		Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	19,341
2,317		Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	2,427
24,738		Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	25,405
29,627		Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	30,977
185,161		Federal Home Loan Mortgage Corp. Pool G08010, 5.500%, 9/1/2034	186,784
44,683		Federal Home Loan Mortgage Corp. Pool M90876, 4.000%, 11/1/2008	44,713
20,664		Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	21,606
44,227		Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	47,087
112,611		Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	113,413
108,031		Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	108,801
46,799		Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	48,071
96,436		Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	97,689
115,236		Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	117,003
4,603		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	5,305
2,513		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	2,725
19,956		Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	21,645
1,180		Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	1,247
54,570		Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	58,405
4,700		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	4,837
3,077		Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	3,299
475		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	516
100,399		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	103,159
39,281		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	40,362
85,340		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	86,215
113,754		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	112,445
2,005		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	2,150
9,568		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	10,267
21,097		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	22,337
510		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	547
1,435		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	1,519
13,625		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	14,487
16,978		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	17,978
3,140		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	3,437
22,289		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	24,277
19,250		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	20,468
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,677,330)	1,697,022
		U.S. TREASURY--0.7%
1,005,300		U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011	1,081,320
561,632		U.S. Treasury Inflation Protected Note, 2.500%, 7/15/2016	633,054
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,569,396)	1,714,374
		EXCHANGE-TRADED MUTUAL FUNDS—5.2%
43,682		iShares MSCI Emerging Mkt	6,094,950
10,464		iShares MSCI Pacific ex-Japan Index Fund	1,449,055
57,244		iShares S&P Europe 350 Index Fund	5,941,355
		TOTAL EXCHANGE-TRADED MUTUAL FUNDS (IDENTIFIED COST $13,789,223)	13,485,360
		MUTUAL FUNDS--39.1%[5]
82,991		Emerging Markets Fixed Income Core Fund	1,839,603
300,053		Federated InterContinental Fund, Institutional Shares	18,057,178
5,116,846		Federated Mortgage Core Portfolio	51,321,962
641,584		High Yield Bond Portfolio	4,074,057
25,272,479	[6]	Prime Value Obligations Fund, Institutional Shares, 3.57%	25,272,479
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $100,577,539)	100,565,279
		TOTAL INVESTMENTS – 99.9% (IDENTIFIED COST $249,640,248)[7]	256,847,737
		OTHER ASSETS AND LIABILITIES – NET – 0.1%[8]	234,632
		TOTAL NET ASSETS – 100%	$257,082,369

At February 29, 2008, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1U.S. Treasury Notes 2-Year Short Futures	85	$18,268,359	June 2008	$(127,804)
1U.S. Treasury Notes 5-Year Long Futures	15	$1,713,750	June 2008	$25,845
1U.S. Treasury Notes 10-Year Long Futures	50	$5,864,063	June 2008	$132,244
1U.S. Treasury Bond Long Futures	5	$593,125	June 2008	$17,560
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS	$47,845

At February 29, 2008, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation
Lehman Brothers, Inc. and Merrill Lynch, Pierce, Fenner & Smith	Series 9 Investment Grade Index	Buy	0.60%	12/20/2012	$10,000,000	$(257,546)

Total Return Swap Counterparty	Reference Index	Buy/Sell	Pay/Receive Rate	Expiration Date	Notional Amount	Unrealized Depreciation
Merrill Lynch	iShares MSCI EAFE Index Fund	Buy	3.58%	3/28/2008	$4,666,748	$(144,681)
Net Unrealized Appreciation/Depreciation on futures contracts and swap contracts is included in “Other Assets and Liabilities – Net”.
1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2008, these restricted securities amounted to $3,551,369, which represented 1.4% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 29, 2008, these liquid restricted securities amounted to $3,551,369, which represented 1.4% of total net assets.

4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated companies.
6	7-Day net yield.
7
At February 29, 2008, the cost of investments for federal tax purposes was $249,648,736. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and swap contracts was $7,199,001. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,900,081 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,701,080.

8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund’s adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets.  Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust.  A copy of the Core Trust’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$228,379,685	$47,845
Level 2 – Other Significant Observable Inputs	28,468,052	(402,227)
Level 3 – Significant Unobservable Inputs	---	---
Total	$256,847,737	$(354,382)

* Other financial instruments include futures and swap contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Stock and Bond Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	April 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008